AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 6, 2008

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 77                        [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 79                               [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401         Philadelphia, PA 19103-2921

         It is proposed that this filing become effective (check appropriate box):

              [X] Immediately upon filing pursuant to paragraph (b)
              [ ] On [date] pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On [date] pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                Explanatory Note

The sole purpose of this post-effective amendment No. 77 ("PEA No. 77") to the registration statement of The Advisors' Inner Circle Fund II on Form N-1A is to include in the EDGAR submission header a class identifier for Class A Shares of the Hancock Horizon Burkenroad Fund, which was inadvertently omitted from the EDGAR filing of post-effective amendment No. 76 ("PEA No. 76") that was made on May 30, 2008 (Accession No. 0001135428-08-000222). Because no other changes are intended to be made to PEA No. 76 filing by means of this PEA No. 77, Parts A, B and C of PEA No. 76 are incorporated herein by reference.

                               PART A - PROSPECTUS

The Prospectuses for the following funds: Class A, Trust Class and Institutional Sweep Class Shares of the Hancock Horizon Treasury Securities Money Market Fund; Institutional Class Shares of the Hancock Horizon Prime Money Market Fund; Class A, Class C and Trust Class Shares of the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund and Hancock Horizon Growth Fund; and Class A and Class D Shares of the Hancock Horizon Burkenroad Fund, each a series of the Trust (collectively, the "Hancock Funds"), are incorporated herein by reference to Part A of PEA No. 76.

The Prospectuses for the Institutional Class and Class A Shares of the SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund, SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund and SmartGrowth(R) Lipper(R) Optimal Growth Index Fund , each a series of the Trust (collectively, the "SmartGrowth Funds"), are incorporated herein by reference to Part A of PEA No. 76.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION


The Statements of Additional Information for Institutional Class Shares, Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares of the Hancock Funds and Institutional Class Shares and Class A Shares of the SmartGrowth Funds is incorporated herein by reference to Part B of PEA No. 76.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 76.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 77 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 6th day of June, 2008.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By: /s/ Philip T. Masterson
                                              ----------------------------------
                                              Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                                       Trustee                                     June 6, 2008
------------------------------------
William M. Doran

              *                                      Trustee                                     June 6, 2008
------------------------------------
Robert A. Nesher

              *                                      Trustee                                     June 6, 2008
------------------------------------
James M. Storey

           *                                         Trustee                                     June 6, 2008
------------------------------------
George J. Sullivan, Jr.

           *                                         Trustee                                     June 6, 2008
------------------------------------
Betty L. Krikorian

           *                                         Trustee                                     June 6, 2008
------------------------------------
Charles E. Carlbom

           *                                         Trustee                                     June 6, 2008
------------------------------------
Mitchell A. Johnson

           *                                         Trustee                                     June 6, 2008
------------------------------------
John K. Darr

/s/ Philip T. Masterson                              President                                   June 6, 2008
------------------------------------
Philip T. Masterson

           *                                         Controller &                                June 6, 2008
------------------------------------                 Chief Financial Officer
Michael Lawson

By:      /s/ Philip T. Masterson
         ---------------------------
         Philip T. Masterson

         Attorney-in-Fact,  pursuant to the powers of attorney  incorporated  herein by reference to Post-Effective
         Amendment  No. 76 of the  Registrant's  Registration  Statement on Form N-1A (File No.  033-50718),  filed with the SEC on May 30, 2008.
